Basis of Presentation (Details)	3 Months Ended		9 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) vessel	Sep. 30, 2020 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues (note 3)	$ 320,353,000	$ 396,517,000	$ 1,004,914,000	$ 1,453,376,000
Voyage expenses	85,556,000	61,736,000	239,909,000	250,196,000
Teekay Parent
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues (note 3)	57,886,000	77,342,000	174,707,000	257,717,000
Voyage charters
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues (note 3)	$ 116,818,000	$ 135,801,000	$ 362,602,000	$ 678,905,000
LPG Carriers | Teekay LNG | Effect of COVID-19 pandemic [Member]
Unusual Risk or Uncertainty [Line Items]
Number Of Vessels Impaired | vessel			6
FPSO | Teekay Parent | Effect of COVID-19 pandemic [Member]
Unusual Risk or Uncertainty [Line Items]
Number Of Vessels Impaired | vessel			1